VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 99.6%
Aerospace & Defense : 10.1%
Boeing Co.
6.00%, 10/15/27 † 3,098,749 $ 201,046,835
VSE Corp.
5.75%, 02/01/29 * 247,749 12,461,775
213,508,610
Automobiles & Auto Parts : 2.2%
Ford Motor Co.
6.00%, 12/01/59 † 862,410 16,670,385
6.20%, 06/01/59 808,511 16,065,114
6.50%, 08/15/62 646,806 13,582,926
46,318,425
Chemicals : 4.2%
Albemarle Corp.
7.25%, 03/01/27 1,239,714 89,073,451
Underline
Computers Phones & Household Electronics :
2.5%
Hewlett Packard Enterprise Co.
7.62%, 09/01/27 808,511 52,157,045
Underline
Consumer Goods Conglomerates : 0.2%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 269,505 4,069,525
Underline
Diversified Retail : 0.3%
QVC Group, Inc.
8.00%, 03/15/31 * † 342,745 867,145
QVC, Inc.
6.25%, 11/26/68 539,276 5,667,791
6,534,936
Electric Utilities & IPPs : 25.2%
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26 (o) 377,305 5,474,696
4.88%, 12/09/26 (o) 280,282 4,187,413
DTE Energy Co.
4.38%, 12/01/81 † 301,843 4,965,317
5.25%, 12/01/77 † 431,206 8,861,283
6.25%, 10/01/85 † 646,806 15,387,515
Duke Energy Corp.
5.62%, 09/15/78 † 539,006 12,521,109
5.75% (o) † 1,078,013 26,195,716
Entergy Arkansas LLC
4.88%, 09/01/66 441,987 8,698,304
Entergy Louisiana LLC
4.88%, 09/01/66 291,062 5,864,899
Entergy Mississippi LLC
4.90%, 10/01/66 280,282 5,703,739
Georgia Power Co.
5.00%, 10/01/77 † 291,062 6,187,978
NextEra Energy Capital
Holdings, Inc.
* 618,207 15,430,447
5.65%, 03/01/79 † 709,382 16,216,473
6.50%, 06/01/85 902,848 22,399,659
NextEra Energy, Inc.
* 1,184,897 59,517,376
Number
of Shares Value
Electric Utilities & IPPs (continued)
7.23%, 11/01/27 773,872 $ 40,659,235
7.30%, 06/01/27 1,031,827 57,761,676
PG&E Corp.
6.00%, 12/01/27 867,801 37,306,765
SCE Trust VI
5.00% (o) † 512,057 8,858,586
SCE Trust VII
7.50%, 11/22/28 (o) † 592,908 14,514,388
SCE Trust VIII
6.95%, 05/13/29 (o) † 377,305 8,934,582
Southern Co.
4.20%, 10/15/60 808,511 13,704,261
4.95%, 01/30/80 1,078,013 20,805,651
5.25%, 12/01/77 485,105 10,070,780
6.50%, 03/15/85 609,077 15,159,927
7.12%, 12/15/28 † 1,078,013 55,409,868
Tennessee Valley Authority
2.13% (US Treasury Yield
Curve Rate T Note
Constant Maturity 30
Year+0.94%), 06/01/28 (a) 276,476 6,773,662
Xcel Energy, Inc.
6.25%, 10/15/85 970,213 23,944,857
531,516,162
Electronic Equipment & Parts : 0.8%
Novanta, Inc.
6.50%, 11/01/28 † 340,921 18,287,002
Underline
Food & Tobacco : 2.9%
CHS, Inc.
6.75% (o) † 530,920 12,853,573
7.10% (o) † 452,767 11,133,541
7.50% (o) † 557,873 14,091,872
7.88% (o) † 578,329 14,880,405
8.00% (o) † 330,736 9,012,556
61,971,947
Healthcare Equipment & Supplies : 1.0%
Bruker Corp.
6.38%, 09/01/28 74,383 20,994,602
Underline
Healthcare Providers & Services : 1.5%
BrightSpring Health Services,
Inc.
6.75%, 02/01/27 215,603 30,624,250
Underline
Homebuilding / Household Goods : 0.8%
QXO, Inc.
5.50%, 05/15/28 309,929 17,042,996
Underline
Household Goods : 0.6%
Whirlpool Corp.
* 282,589 11,572,020
Underline
Investment Banking & Investment Services :
0.8%
DigitalBridge Group, Inc.
7.12% (o) † 313,015 5,158,487
7.15% (o) † 346,770 5,635,012
KKR Real Estate Finance Trust,
Inc.

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Investment Banking & Investment Services
(continued)
6.50%, 04/16/26 (o) 353,319 $ 6,105,352
16,898,851
Multiline Utilities : 3.8%
Algonquin Power & Utilities
Corp.
8.53% (ICE LIBOR USD 3
Month+4.01%), 07/01/79
(a) 377,305 9,840,114
CMS Energy Corp.
5.88%, 10/15/78 301,843 6,610,362
5.88%, 03/01/79 † 679,147 15,009,149
PPL Corp.
* 619,005 31,748,766
Sempra
5.75%, 07/01/79 816,594 16,821,836
80,030,227
Office Equipment : 0.3%
Pitney Bowes, Inc.
6.70%, 03/07/43 376,528 7,229,338
Underline
Oil & Gas : 0.4%
NGL Energy Partners LP
11.15% (Term SOFR USD 3
Month+7.47%) (o)(a) 339,186 8,371,110
Underline
Oil & Gas Related Equipment and Srvices :
0.5%
TransCanada PipeLines Ltd.
6.25%, 11/01/85 398,865 9,461,078
Underline
Professional & Commercial Services : 0.3%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27 (o) 323,403 5,125,938
Underline
Real Estate Operations : 0.6%
Brookfield Property Preferred
LP
6.25%, 07/26/81 723,471 12,588,395
Underline
Residential & Commercial REITs : 14.4%
AGNC Investment Corp.
8.65% (Term SOFR USD 3
Month+4.96%) (o) †(a) 619,857 15,043,929
8.75% (o) † 371,913 9,364,769
8.95% (Term SOFR USD 3
Month+5.25%) (o)(a) 433,901 10,830,169
9.06% (Term SOFR USD 3
Month+5.37%) (o) †(a) 350,356 8,818,461
Annaly Capital Management,
Inc.
8.13% (Term SOFR USD 3
Month+4.43%) (o)(a) 458,156 11,179,007
8.88%, 09/30/30 (o) † 296,454 7,506,215
8.94% (Term SOFR USD 3
Month+5.25%) (o) †(a) 477,022 11,820,605
8.95% (Term SOFR USD 3
Month+5.25%) (o)(a) 776,170 19,512,914
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26
(o) †(a) 305,670 6,660,549
Number
of Shares Value
Residential & Commercial REITs (continued)
Chimera Investment Corp.
8.71% (Term SOFR USD 3
Month+5.00%) (o) †(a) 280,282 $ 5,527,161
9.75% (Term SOFR USD 3
Month+6.05%) (o) †(a) 350,356 7,651,775
Digital Realty Trust, Inc.
5.20% (o) 371,913 7,215,112
Diversified Healthcare Trust
5.62%, 08/01/42 377,305 6,104,795
6.25%, 02/01/46 269,505 4,613,926
Franklin BSP Realty Trust, Inc.
7.50% (o) 278,367 5,358,565
Hudson Pacific Properties, Inc.
4.75%, 11/16/26 (o) † 458,156 5,905,631
Kimco Realty Corp.
5.25% (o) 282,034 5,640,680
MFA Financial, Inc.
9.30% (Term SOFR USD 3
Month+5.61%) (o)(a) 296,454 6,275,931
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 (o) 269,505 4,678,607
Public Storage
3.88% (o) † 304,540 4,476,738
4.00%, 11/19/26 (o) 1,119,785 17,054,325
4.10%, 01/13/27 (o) 269,505 4,255,484
4.62% (o) † 609,077 10,671,029
4.70% (o) 278,936 4,981,797
4.88% (o) † 340,921 6,344,540
5.05% (o) 323,403 6,251,380
5.15% (o) † 301,843 5,919,141
5.60% (o) 307,234 6,703,846
Rithm Capital Corp.
7.00% (US Treasury
Yield Curve Rate T 5
Year+6.22%), 11/15/26 (o)
†(a) 501,277 12,196,069
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.01%), 02/15/31 (o)
* †(a) 269,505 6,451,950
8.92% (Term SOFR USD 3
Month+5.23%) (o)(a) 428,599 9,712,053
9.59% (Term SOFR USD 3
Month+5.90%) (o) †(a) 303,480 7,356,355
RLJ Lodging Trust
1.95% (o) † 347,106 8,365,255
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27
(o) †(a) 273,795 6,839,399
UMH Properties, Inc.
6.38% (o) 349,867 7,263,239
Vornado Realty Trust
4.45%, 09/22/26 (o) 323,403 4,611,727
5.25% (o) † 667,829 10,831,556
5.40% (o) † 323,403 5,239,129
305,233,813

FoototeRuleAboveBlank
Footnotes:
‘
Number
of Shares Value
Semiconductors & Semiconductor
Equipment : 2.2%
Microchip Technology, Inc.
7.50%, 03/15/28 800,425 $ 45,600,212
Underline
Software & IT Services : 15.7%
Oracle Corp.
6.50%, 01/15/29 * 2,695,032 121,303,390
Strategy, Inc.
8.00% (o) 355,290 25,119,003
10.00% (o) † 680,679 58,100,754
11.50% (o) † 1,272,453 127,270,749
331,793,896
Telecommunications Services : 8.3%
AT&T, Inc.
4.75% (o) † 1,886,524 34,712,041
5.00% (o) † 1,293,616 25,406,618
5.35%, 11/01/66 1,425,674 30,309,829
Qwest Corp.
6.50%, 09/01/56 1,053,758 19,705,274
6.75%, 06/15/57 711,488 13,518,272
Telephone and Data Systems,
Inc.
Number
of Shares Value
Telecommunications Services (continued)
6.00%, 09/30/26 (o) † 743,829 $ 13,150,897
6.62%, 03/31/26 (o) 452,767 9,059,868
T-Mobile USA, Inc.
5.50%, 03/01/70 432,064 9,181,360
5.50%, 06/01/70 425,549 9,064,194
6.25%, 09/01/69 424,177 10,256,600
174,364,953
Total Preferred Securities
(Cost: $2,100,149,937) 2,100,368,782
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.9%
Money Market Fund: 2.9%
(Cost: $62,042,699)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(b) 62,042,699 62,042,699
Total Investments: 102.5%
(Cost: $2,162,192,636) 2,162,411,481
Liabilities in excess of other assets: (2.5)% (52,919,830)
NET ASSETS: 100.0% $ 2,109,491,651
†
Security fully or partially on loan. Total market value of securities on loan is $132,011,274.
* Non-income producing
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
(a)
Variable rate security — the rate shown is as of 03/31/26
(b)
The rate shown is the 7-day yield as of 03/31/26.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Preferred Securities
 *
$ 2,100,368,782 $ — $ — $ 2,100,368,782
Money Market Fund 62,042,699 — — 62,042,699
Total Investments $ 2,162,411,481 $ — $ — $ 2,162,411,481
*
See Schedule of Investments for industry sectors.